Cumulative Preferred Stock (Summary of Cumulative Preferred Stock Authorized) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Issued and Outstanding	58,000,000	58,000,000
Net Proceeds	$ 1,422	$ 1,422
Series A Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	$ 0.5456
Preferred Stock, Redemption Price Per Share	$ 25.00
Issued and Outstanding	4,866,814	4,866,814
Net Proceeds	$ 119	$ 119
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25.00
Issued and Outstanding	1,133,186	1,133,186
Net Proceeds	$ 28	$ 28
Preferred Stock Dividend Payment Rate Variable	Floating
Series C Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	$ 1.6085
Preferred Stock, Redemption Price Per Share	$ 25.00
Issued and Outstanding	10,000,000	10,000,000
Net Proceeds	$ 245	$ 245
Series E Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	$ 1.1250
Preferred Stock, Redemption Price Per Share	$ 25.00
Issued and Outstanding	5,000,000	5,000,000
Net Proceeds	$ 122	$ 122
Series F Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	$ 1.0505
Preferred Stock, Redemption Price Per Share	$ 25.00
Issued and Outstanding	8,000,000	8,000,000
Net Proceeds	$ 195	$ 195
Series H Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	$ 1.5810
Preferred Stock, Redemption Price Per Share	$ 25.00
Issued and Outstanding	12,000,000	12,000,000
Net Proceeds	$ 295	$ 295
Series J Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	$ 1.0625
Preferred Stock, Redemption Price Per Share	$ 25.00
Issued and Outstanding	8,000,000	8,000,000
Net Proceeds	$ 196	$ 196
Series L Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	$ 1.1500
Preferred Stock, Redemption Price Per Share	$ 26.00
Issued and Outstanding	9,000,000	9,000,000
Net Proceeds	$ 222	$ 222